Morgan, Lewis & Bockius LLP	Morgan Lewis
101 Park Avenue	COUNSELORS AT LAW

New York, NY 10178

Tel.: 212.309.6000

Fax: 212.309.6001

www.morganlewis.com

October 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CSOP ETF Trust (File Nos. 333-198810 and 812-14353)

Ladies and Gentlemen:

On behalf of our client, CSOP ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, risk/return summary information for the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF in interactive data format.

If you have any questions regarding the Filing, please do not hesitate to contact the undersigned at (212) 309-6650.

Thank you for your attention to this matter.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris